August 1, 2005


VIA EDGAR
---------


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

ATTN:    Office of Filings, Information and Consumer Services

RE:      Tweedy, Browne Fund Inc. (the "Trust")
         File Nos:  33-57724 and 811-7458

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 18 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on July 28, 2005 as Accession No. 0001206774-05-001311.

         Any comments on this filing should be directed to the undersigned at
(617) 338-4418.


                                                       Very truly yours,

                                                       /s/ Emily Harris

                                                       Emily Harris
                                                       Regulatory Administration


cc:      M. Gervase Rosenberger, Esq.
         Richard Prins, Esq.
         Gail Hanson, Esq.